CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets amortization	$ 11,185	$ 9,839	$ 11,126
Interest income
Loans and leases, including fees	458,742	385,535	431,657
Investment securities
Taxable	102,314	79,212	73,789
Tax-exempt	18,466	18,323	19,242
Total interest on investment securities	120,780	97,535	93,031
Other earning assets	5,484	147	275
Total interest income	585,006	483,217	524,963
Interest expense
Deposits	28,140	14,435	41,922
Short-term borrowings	19,132	198	6,442
Long-term borrowings	18,591	16,466	20,088
Total interest expense	65,863	31,099	68,452
Net interest income	519,143	452,118	456,511
Provision for loan and lease losses	6,731	(19,024)	70,796
Provision for Other Credit Losses	4,982	903	(237)
Net interest income after provision for credit losses	507,430	470,239	385,952
Noninterest income
Service charges on deposit accounts	28,062	31,876	29,446
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions	23,506	23,780	21,286
Bankcard income	14,380	14,300	11,726
Client derivative fees	5,441	7,927	10,313
Foreign exchange income	54,965	44,793	39,377
Net gain from sales of loans	15,048	33,021	51,176
Net gain (loss) on sales/transfers of investment securities	(569)	(759)	4,563
Equity Securities, FV-NI, Unrealized Gain (Loss)	(639)	702	9,045
Other	17,873	15,866	12,191
Total noninterest income	189,641	171,506	189,123
Noninterest expenses
Salaries and employee benefits	269,368	245,924	236,779
Net occupancy	22,208	22,142	23,266
Furniture and equipment	13,224	13,819	14,968
Data processing	33,662	31,363	27,514
Marketing	8,744	7,983	6,414
Communication	2,683	2,930	3,492
Professional services	9,734	11,676	9,961
Gain (Loss) on Extinguishment of Debt	0	0	7,257
State intangible tax	4,285	4,256	6,058
FDIC assessments	7,194	5,630	5,110
Other	52,699	45,250	38,719
Total noninterest expenses	455,349	400,812	390,664
Income before income taxes	241,722	240,933	184,411
Income tax expense	24,110	35,773	28,601
Net income	$ 217,612	$ 205,160	$ 155,810
Earnings per common share
Basic	$ 2.33	$ 2.16	$ 1.60
Diluted	$ 2.30	$ 2.14	$ 1.59
Average common shares outstanding - basic	93,528,712	95,034,690	97,363,952
Average common shares outstanding - diluted	94,586,851	95,897,385	98,093,098
Operating Lease, Lease Income	$ 31,574	$ 0	$ 0
Operating Lease, Expense	$ 20,363	$ 0	$ 0